Exhibit 99.1

Freddie Mac
Structured Pass-Through Certificates (SPCs), Series K-056

FREMF 2016-K56 Mortgage Trust
Multifamily Mortgage Pass-Through Certificates, Series 2016-K56

Report To:

Federal Home Loan Mortgage Corporation
Wells Fargo Securities, LLC

20 July 2016

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation
8200 Jones Branch Drive
McLean, Virginia 22102

Wells Fargo Securities, LLC
375 Park Avenue
New York, New York 10152

Re:	Freddie Mac Structured Pass-Through Certificates (SPCs) Series K-056 FREMF 2016-K56 Mortgage Trust Multifamily Mortgage Pass-Through Certificates, Series 2016-K56

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the "Specified Parties"), solely to assist Freddie Mac Structured Pass-Through Certificates (SPCs) Series K-056 (the "SPC Trust"), FREMF 2016-K56 Mortgage Trust (the "Underlying Trust," together with the SPC Trust, the "Trust") and Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") in evaluating the accuracy of certain information with respect to a portfolio of mortgage loans (the "Mortgage Loans") relating to the Freddie Mac Structured Pass-Through Certificates (SPCs) Series K-056 and FREMF 2016-K56 Mortgage Trust Multifamily Mortgage Pass-Through Certificates, Series 2016-K56 securitization transaction (the "Transaction"). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Federal Home Loan Mortgage Corporation ("Freddie Mac"), on behalf of the Trust and Depositor, provided us with:

a.	Certain electronic data files (the "Data Files") that are described in Attachment A,
b.
Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the "Source Documents") relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,

c.
A list of characteristics on the Data Files (the "Compared Characteristics"), which are listed on Exhibit 1 to Attachment A, that Freddie Mac, on behalf of the Trust and Depositor, instructed us to compare to information contained on the Source Documents,

d.
A list of characteristics on the Data Files (the "Recalculated Characteristics"), which are described in Attachment A, that Freddie Mac, on behalf of the Trust and Depositor, instructed us to recalculate using information on the Data Files,

e.
A list of characteristics on the Data Files (the "Provided Characteristics"), which are listed on Exhibit 2 to Attachment A, on which Freddie Mac, on behalf of the Trust and Depositor, instructed us to perform no procedures,

f.	A draft of the FREMF 2016-K56 Mortgage Trust preliminary information circular (the "Draft Preliminary Information Circular") and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Trust and Depositor are responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Information Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Information Circular or any other information provided to us by Freddie Mac, on behalf of the Trust and Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Freddie Mac, on behalf of the Trust and Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a "rating agency") or
b.	Making any findings with respect to:
	i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Mortgage Loans,
	iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loans will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by any law or regulation.

/s/ Ernst & Young LLP

20 July 2016

Attachment A Page 1 of 5

Procedures performed and our associated findings

1.	We obtained from Freddie Mac, on behalf of the Trust and Depositor:
a.
An electronic data file (the "Preliminary Data File") that Freddie Mac, on behalf of the Trust and Depositor, indicated contains information on the Mortgage Loans as of 1 August 2016 (the "Cut-Off Date") and

	b.	A record layout and decode table related to the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared the Compared Characteristics shown on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 1 to Attachment A, subject only to the qualifications and exceptions stated in the notes to Exhibit 1 to Attachment A and the next paragraph in this Item 1.

The Source Document(s) that we were instructed by Freddie Mac, on behalf of the Trust and Depositor, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, Freddie Mac, on behalf of the Trust and Depositor, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.
As instructed by Freddie Mac, on behalf of the Trust and Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to Freddie Mac. The Preliminary Data File, as so adjusted, is hereinafter referred to as the "Updated Data File."

3.
Subsequent to the procedures described in Items 1. and 2. above, we received an electronic data file from Freddie Mac, on behalf of the Trust and Depositor (the "Final Data File," which together with the Preliminary Data File comprise the Data Files), that Freddie Mac, on behalf of the Trust and Depositor, indicated contains information on the Mortgage Loans as of the Cut-Off Date.

Using information on the:
	a.	Final Data File and
	b.	Updated Data File,

we compared each Compared Characteristic shown on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

Attachment A Page 2 of 5

4.	Using the:
	a.	First Payment Date and
	b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the "Loan Term (Original)" of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
	a.	First Payment Date, as shown on the Final Data File, and
	b.	First payment date that a payment of principal and interest is due, as shown on the applicable Source Document,

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 16 of Exhibit 1 to Attachment A), which are described in the succeeding paragraph of this Item 5.), we recalculated the "IO Period" of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use the "Loan Term (Original)" value on the Final Data File for the "IO Period" characteristic.

6.
Using the "First Payment Date" of each Mortgage Loan, as shown on the Final Data File, we recalculated the "Seasoning" of each Mortgage Loan as of the Cut-Off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
	a.	Original Loan Amount,
	b.	Accrual Basis,
	c.	Gross Interest Rate and
	d.	Monthly Debt Service Amount (Amortizing)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 7.), all as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the "Amortization Term (Original)" of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use "0" for the "Amortization Term (Original)" characteristic.

Attachment A Page 3 of 5

8.	Using the:
	a.	Seasoning,
	b.	IO Period and
	c.	Amortization Term (Original)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 8.), all as shown on the Final Data File, we recalculated the "Amortization Term (Remaining)" of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use "0" for the "Amortization Term (Remaining)" characteristic.

9.	Using the:
	a.	Seasoning and
	b.	Loan Term (Original)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the "Loan Term (Remaining)" of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
	a.	Original Loan Amount,
	b.	Accrual Basis,
	c.	Seasoning,
	d.	IO Period,
	e.	First Payment Date,
	f.	Maturity Date,
	g.	Gross Interest Rate and
	h.	Monthly Debt Service Amount (Amortizing)

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the principal balance of each Mortgage Loan as of the Cut-Off Date (the "Cut-Off Date Loan Amount") and as of the "Maturity Date" of each Mortgage Loan (the "Maturity Balance"), assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Freddie Mac, on behalf of the Trust and Depositor, instructed us to:
	a.	Ignore differences of $1 or less and
b.
Recalculate the "Maturity Balance" of each Mortgage Loan as the principal amount that is scheduled to be paid on the "Maturity Date" of each Mortgage Loan after the principal component (if any) that is included in the scheduled payment that is due on the "Maturity Date" is applied to the principal balance of each Mortgage Loan.

Attachment A Page 4 of 5

11.
Using the "Cut-Off Date Loan Amount" of each Mortgage Loan, as shown on the Final Data File, we recalculated the "% of Cut-Off Date Pool Balance" of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
	a.	Monthly Debt Service Amount (Amortizing),
	b.	3rd Most Recent NCF,
	c.	2nd Most Recent NCF and
	d.	Most Recent NCF
of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:
		i.	3rd Most Recent DSCR (NCF),
		ii.	2nd Most Recent DSCR (NCF) and
		iii.	Most Recent DSCR (NCF)
of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
	a.	Primary Servicing Fee,
	b.	Master Servicing Fee,
	c.	Trustee Fee,
	d.	Master Servicing Surveillance Fee and
	e.	Special Servicing Surveillance Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the "Administration Fee Rate" of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
	a.	Gross Interest Rate and
	b.	Administration Fee Rate

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the "Net Mortgage Interest Rate" of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

15.	Using:
	a.	Information on the Final Data File and
	b.	The applicable calculation methodologies and assumptions described the Draft Preliminary Information Circular, we recalculated the:
		i.	Cut-Off Date LTV,
		ii.	Maturity LTV,
		iii.	UW NCF DSCR,
		iv.	UW NCF DSCR (IO) and
		v.	Cut-Off Date Balance/Unit

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by Freddie Mac, on behalf of the Trust and Depositor, to round the "Cut-Off Date LTV" and "Maturity LTV" characteristics to the nearest 1/10th of one percent and the "UW NCF DSCR" and "UW NCF DSCR (IO)" characteristics to two decimal places.

16.
Using the "Bad Boy Indemnitor / Guarantor" and "Borrower Principal" of each Mortgage Loan, both as shown on the Final Data File, we identified those Mortgage Loans that had at least one common "Bad Boy Indemnitor / Guarantor" or "Borrower Principal" (the "Related Borrower Loans"). We compared the Related Borrower Loan information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 15

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)
Property Name	Appraisal Report, Investment Brief, Engineering Report
Street Address	Appraisal Report
Property City	Appraisal Report
County	Appraisal Report, USPS Website
Property State	Appraisal Report
Zip Code	Appraisal Report, USPS Website
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Year Built	Engineering Report, Appraisal Report
Year Renovated	Engineering Report, Appraisal Report
Elevator (Y/N)	Engineering Report, Appraisal Report
Zoning Status	Zoning Summary
Management Company	Management Agreement, Loan Agreement

Third Party Information:

Characteristic	Source Document(s)
Appraisal Firm	Appraisal Report
Appraised Value (see Note 1)	Appraisal Report
Appraisal Valuation Date (see Note 1)	Appraisal Report
FIRREA Eligible (Y/N)	Appraisal Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Immediate Repairs Cost Estimate	Engineering Report
Replacement Reserves Cost Estimate per Year	Engineering Report
Environmental Firm	Phase I Environmental Report
Phase I Environmental Report Date	Phase I Environmental Report
Phase II Recommended (Y/N)	Phase I Environmental Report
Phase II Performed (Y/N) (see Note 2)	Phase II Environmental Report
Phase II Environmental Report Date (see Note 2)	Phase II Environmental Report
Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report, Phase II Environmental Report
Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N) (see Note 3)	Seismic Report, Engineering Report
PML Report Required (Y/N) (see Note 3)	Seismic Report, Engineering Report
Seismic Firm (see Note 3)	Seismic Report

Exhibit 1 to Attachment A Page 2 of 15

Third Party Information: (continued)

Characteristic	Source Document(s)
Seismic Report Date (see Note 3)	Seismic Report
PML (%) (see Note 3)	Seismic Report

Multifamily Information: (see Note 4)

Characteristic	Source Document(s)
Total Units (see Note 5)	Rent Roll, Appraisal Report
Unit of Measure	Rent Roll, Appraisal Report
Monthly Rent Per Unit (see Note 6)	Rent Roll
Occupancy As of Date	Rent Roll
Occupancy % (see Note 7)	Rent Roll
Tenant Concentration Type	Investment Brief, Appraisal Report
% of Tenant Concentration	Investment Brief, Appraisal Report
Condo Ownership (% or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Investment Brief

Commercial Tenant Information:

Characteristic	Source Document(s)
# Units – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
Amount Sq. Ft – Commercial	Rent Roll, Appraisal Report, Commercial Lease, Investment Brief
% of NRI from Commercial Rental Income	Investment Brief

Insurance Information: (see Note 8)

Characteristic	Source Document(s)
Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Windstorm Insurance (Y or N) (see Note 9)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Flood Insurance (Y/N) (see Notes 10 and 11)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report
Seismic Insurance if PML >=20% (Y/N) (see Note 12)	Property Insurance Certificate, Form 1133, Multifamily Insurance Compliance Report

Exhibit 1 to Attachment A Page 3 of 15

Insurance Information: (continued)

Characteristic	Source Document(s)
Environmental Insurance (Y/N)	Environmental Insurance Certificate, Multifamily Loan and Security Agreement

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)
3rd Most Recent Financial End Date	Investment Brief
3rd Most Recent EGI	Investment Brief
3rd Most Recent Expenses	Investment Brief
3rd Most Recent NOI	Investment Brief
3rd Most Recent NCF	Investment Brief
2nd Most Recent Financial End Date	Investment Brief
2nd Most Recent EGI	Investment Brief
2nd Most Recent Expenses	Investment Brief
2nd Most Recent NOI	Investment Brief
2nd Most Recent NCF	Investment Brief
Most Recent Financial End Date	Investment Brief
Most Recent EGI	Investment Brief
Most Recent Expenses	Investment Brief
Most Recent NOI	Investment Brief
Most Recent NCF	Investment Brief
UW EGI	Investment Brief
UW Expenses	Investment Brief
UW NOI	Investment Brief
Underwritten Annual Reserves	Investment Brief
UW NCF	Investment Brief

Borrower/Principal Information:

Characteristic	Source Document(s)
Borrowing Entity (see Note 13)	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Entity Type	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
State of Organization	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Delaware Statutory Trust (Y/N)	Promissory Note, Multifamily Loan and Security Agreement, Mortgage/Deed of Trust
Borrower Or Principal Prior Bankruptcy (Y/N)	FRE Form 1115

Exhibit 1 to Attachment A Page 4 of 15

Borrower/Principal Information: (continued)

Characteristic	Source Document(s)
Single Purpose Borrowing Entity / Single Asset Borrowing Entity	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Tenants In Common (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Borrower Organizational Documents
Bad Boy Indemnitor / Guarantor (see Note 13)	Guaranty Agreement
Recourse (Y/N)	Promissory Note, Guaranty Agreement
Recourse Description	Promissory Note, Guaranty Agreement
Environmental Carveout (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Guaranty Agreement
Environmental Indemnitor (Name or N/A) (see Note 13)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Guaranty Agreement
Fraud Carveout (Y/N)	Promissory Note, Guaranty Agreement
Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note, Guaranty Agreement
Voluntary Bankruptcy Carveout (Y/N)	Promissory Note, Guaranty Agreement
Waste Carveout (Y/N)	Promissory Note, Guaranty Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)
Loan Purpose (Acquisition, Refinance)	Settlement Statement, Investment Brief
Freddie Mac Loan Number	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Originator	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Seller/Servicer (see Notes 14 and 15)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Note Date	Promissory Note
Original Loan Amount	Promissory Note
Gross Interest Rate	Promissory Note
Loan Amortization Type	Promissory Note
Monthly Debt Service (IO) (see Note 16)	Promissory Note
Monthly Debt Service Amount (Amortizing) (see Note 16)	Promissory Note
First Payment Date	Promissory Note
Payment Date	Promissory Note
Maturity Date	Promissory Note
Rate Type	Promissory Note
Accrual Basis	Promissory Note
Late Charge Grace Period	Promissory Note

Exhibit 1 to Attachment A Page 5 of 15

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)
Prepayment Provision (see Notes 17 and 18)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Partial Defeasance Permitted (Y/N)	Promissory Note, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Fee Simple/Leasehold	Title Policy
Lien Position	Title Policy
Ground Lease Rent	Ground Lease
Ground Lease Maturity Date	Ground Lease
Ground Lease Expiration Date w/ Extensions	Ground Lease
Cash Management (Description or N/A) (see Note 19)	Cash Management Agreement, Lockbox Agreement
Lockbox (Y/N) (see Note 20)	Cash Management Agreement, Lockbox Agreement
Additional Financing In Place (existing) (Yes/No)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement
Assumption Fee	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Additional Financing Amount (existing)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement
Additional Financing Description (existing)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Mezzanine Note, Mezzanine Loan Intercreditor Agreement, Subordinate Financing Agreement
Future Mezzanine Debt (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Future Supplemental Financing (Yes/No)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Future Supplemental Financing Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Substitution Permitted (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Substitution Agreement
Number of Properties	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Appraisal Report
Multiproperty Collateral Release Price ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Crossed Loans	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization
Agreement

Exhibit 1 to Attachment A Page 6 of 15

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)
Crossed Collateral Release (Y or N or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Crossed Collateral Release Provisions (Description or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Cross Collateralization Agreement
Independent Director (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion from Counsel
Primary Servicing Fee (see Note 21)	Exhibit A to Commitment Letter
Servicer Name (see Note 15)	Exhibit A to Commitment Letter

Reserve/Escrow Information: (see Notes 4 and 22)

Characteristic	Source Document(s)
Tax Escrow - Current Balance ($ or N/A)	Servicing Tape
Tax Escrow (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Tax Escrow (Monthly)	Servicing Tape
Insurance Escrow - Current Balance ($ or N/A)	Servicing Tape
Insurance Escrow (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Insurance Escrow (Monthly)	Servicing Tape
Environmental Reserve - Current Balance ($ or N/A)	Servicing Tape
Environmental Escrow	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Environmental Reserve – Contractual Payment ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement, Servicing Tape
Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
Engineering Escrow/Deferred Maintenance	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape

Exhibit 1 to Attachment A Page 7 of 15

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)
Engineering Reserve – Contractual Payment ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement, Servicing Tape
Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape
Replacement Reserve (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Replacement Reserve (Monthly)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement, Servicing Tape
Replacement Reserve – Contractual – Cap ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement, Servicing Tape
Earnout Reserve Amount ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement
Earnout Reserve Description	Escrow Agreement
Other Reserve - Current Balance ($ or N/A)	Servicing Tape
Other Escrow (Initial)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held, Settlement Statement, Servicing Tape
Other Escrow Reserve Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, List of All Escrow Accounts Held
Other Escrow (Monthly)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Settlement Statement, Servicing Tape
Other Reserve – Contractual – Cap ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Springing Reserve 1 Name	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Springing Reserve 1 Amount ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Springing Reserve 1 Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Springing Reserve 2 Name	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement

Exhibit 1 to Attachment A Page 8 of 15

Reserve/Escrow Information: (continued)

Characteristic	Source Document(s)
Springing Reserve 2 Amount ($ or N/A)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement, Servicing Tape
Springing Reserve 2 Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Beneficiary of Escrow & Reserve Interest Earnings (see Note 15)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Does Borrower Direct Investment of Escrow & Reserve Funds (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Specify Accounts Where Borrower Directs Investment of Escrow/Reserve Funds	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Specify Accounts for Escrows/Reserves LOC	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement, Escrow Agreement
Letter of Credit Amount	Letter of Credit, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Letter of Credit Description	Letter of Credit, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Additional Collateral Amount	Settlement Statement, Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Additional Collateral Description	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement
Rent Stabilization Holdback (Y/N)	Mortgage/Deed of Trust, Multifamily Loan and Security Agreement

Exhibit 1 to Attachment A Page 9 of 15

Notes:

1.	For the Mortgage Loans listed in Table A1, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A1.

	Table A1:
	Mortgage Loan	Appraised Value Description	Appraised Value	Appraisal Valuation Date
	Adams City Lights	As-Is Market Value LIHTC with Full Real Property Tax Exemption	$6,820,000	10 September 2015
		As-Is Market Value Subject to Hypothetical Condition Assuming LIHTC Rents with Full Taxes	$5,530,000	10 September 2015
		As-Is Market Value Subject to Hypothetical Condition Assuming Market Rate Unrestricted Rents	$5,360,000	10 September 2015
	Apache Mobile Home Park	As-Is Market Value as a Conventional Age-Restricted Rental Community	$8,490,000	21 December 2015
		As-Market Value as a Co-operative Age-Restricted Rental Community	$4,875,000	21 December 2015
	Pavilion	As Is	$41,700,000	25 January 2016
		As Repaired Value	$41,950,000	1 June 2016
	Stonebrook Apartments	Hypothetical As If Unencumbered (Market)	$47,600,000	8 March 2016
		As Is, Encumbered (LIHTC)	$24,100,000	8 March 2016
		As Encumbered & Stabilized w/ 100% Tax Abatement	$29,100,000	8 March 2016
	The Commons Market	Value As-Is	$25,150,000	22 May 2015
		Prospective Market Value Upon Completion	$27,400,000	15 August 2015
		Prospective Market Value Upon Stabilization	$27,400,000	15 August 2015
	The Enclave At Brookside	Prospective As Complete Stabilized Market Value	$42,700,000	1 March 2015
		As Is Market Value	$42,300,000	20 October 2014
	Thornwood Apartments	As-Is, Restricted	$13,350,000	11 June 2015
		Hypothetical As-at-Market	$12,100,000	11 June 2015
	Verde At Howard Square	Prospective Market Value at Stabilization	$65,900,000	1 October 2014
		Market Value As Is	$65,800,000	5 June 2014
	Woodland Manor	As Is, Restricted	$16,800,000	21 January 2016
		As Is, Unrestricted	$20,200,000	21 January 2016
		Insurable Value	$18,500,000	21 January 2016

Exhibit 1 to Attachment A Page 10 of 15

Notes:  (continued)

1.	(continued)

For the Mortgage Loans listed in Table A1, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use the applicable information in Table A2 for the "Appraised Value" and "Appraisal Valuation Date" characteristics.

	Table A2:
	Mortgage Loan	Appraised Value	Appraisal Valuation Date
	Adams City Lights	$5,530,000	10 September 2015
	Apache Mobile Home Park	$8,490,000	21 December 2015
	Pavilion	$41,950,000	1 June 2016
	Stonebrook Apartments	$29,100,000	8 March 2016
	The Commons	$27,400,000	15 August 2015
	The Enclave At Brookside	$42,700,000	1 March 2015
	Thornwood Apartments	$13,350,000	11 June 2015
	Verde At Howard Square	$65,900,000	1 October 2014
	Woodland Manor	$16,800,000	21 January 2016

2.
Freddie Mac, on behalf of the Trust and Depositor, instructed us to perform procedures on the "Phase II Performed (Y/N)" and "Phase II Environmental Report Date" characteristics only for those Mortgage Loans, if any, that contained a phase II environmental report Source Document in the related loan file.

3.
Freddie Mac, on behalf of the Trust and Depositor, instructed us to perform procedures on the "PML Report Required (Y/N)," "Seismic Firm," "Seismic Report Date" and "PML (%)" characteristics only for Mortgage Loans with "Yes" for the "Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)" characteristic on the Preliminary Data File. If the "Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)" characteristic on the Preliminary Data File is "Yes," Freddie Mac, on behalf of the Trust and Depositor, instructed us to use "Yes" for the "PML Report Required (Y/N)" characteristic and the applicable information on the seismic report Source Document for the purpose of comparing the "Seismic Firm," "Seismic Report Date" and "PML (%)" characteristics. If the "Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)" characteristic on the Preliminary Data File is "No," Freddie Mac, on behalf of the Trust and Depositor, instructed us to use "No" for the "PML Report Required (Y/N)" characteristic and "N/A" for the "Seismic Firm," "Seismic Report Date" and "PML (%)" characteristics.

For the Mortgage Loans listed in Table A3, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use the information in the "Provided Value" column for the applicable characteristic listed in Table A3, even though the information in the "Provided Value" column did not agree with the information in the "Source Document Value" column that was shown on the applicable Source Document(s).

Exhibit 1 to Attachment A Page 11 of 15

Notes: (continued)

3.	(continued)

Table A3:
	Mortgage Loan	Characteristic	Source Document Value	Provided Value
	Three Lakes Estates MHC	PML Report Required (Y/N)	Yes	No
	Three Lakes Estates MHC	Seismic Firm	No Source Document(1)	N/A
	Three Lakes Estates MHC	Seismic Report Date	No Source Document(1)	N/A
	Three Lakes Estates MHC	PML %	No Source Document(1)	N/A
	El Dorado Mobile Home Community	PML Report Required (Y/N)	Yes	No
	El Dorado Mobile Home Community	Seismic Firm	No Source Document(1)	N/A
	El Dorado Mobile Home Community	Seismic Report Date	No Source Document(1)	N/A
	El Dorado Mobile Home Community	PML %	No Source Document(1)	N/A
(1) Freddie Mac, on behalf of the Trust and Depositor, indicated there is no seismic report Source Document for this Mortgage Loan

We performed no procedures to determine the accuracy, completeness or reasonableness of the information in the "Provided Value" column of Table A3 that was provided by Freddie Mac, on behalf of the Trust and Depositor.

4.	Freddie Mac, on behalf of the Trust and Depositor, instructed us to ignore differences:
	a.	Of $1 or less for all "Multifamily Information" characteristics,
	b.	Of $1 or less for all "Underwriting Information" characteristics and
	c.	Of $5 or less for all "Reserve/Escrow Information" characteristics.

5.
For the purpose of comparing the "Total Units" characteristic, Freddie Mac, on behalf of the Trust and Depositor, instructed us to only include the residential units at the mortgaged property associated with each Mortgage Loan, as shown on the rent roll or appraisal report Source Document.

6.	For the purpose of comparing the "Monthly Rent Per Unit" characteristic, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use:
	a.	Market rents for vacant, model, leasing office or "down" units,
	b.	In-place rents plus employee concessions for manager/employee units and
	c.	In-place rents for occupied units,
all as shown on the rent roll Source Document.

Exhibit 1 to Attachment A Page 12 of 15

Notes: (continued)

7.
For the purpose of comparing the "Occupancy %" characteristic, Freddie Mac, on behalf of the Trust and Depositor, instructed us to include occupied, model, leasing office and manager/employee units as occupied and to include vacant and "down" units as vacant, all as shown on the rent roll Source Document.

8.
For the purpose of comparing the "Insurance Information" characteristics, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use the property insurance certificate, environmental insurance certificate or liability insurance certificate Source Documents even if these certificates expired prior to the Cut-Off Date.

9.	Freddie Mac, on behalf of the Trust and Depositor, instructed us to use "Yes" for the "Windstorm Insurance (Y or N)" characteristic if:
	a.	Windstorm insurance is in place, as shown on the form 1133 Source Document or multifamily insurance compliance report Source Document and
	b.	The property insurance certificate Source Document does not contain a note which indicates that windstorm insurance is not in place.

10.	Freddie Mac, on behalf of the Trust and Depositor, instructed us to use "Yes" for the "Flood Insurance (Y/N)" characteristic if:
	a.	There is flood insurance in place, as shown on the property insurance certificate Source Document and
	b.	Flood insurance is required, as shown on the form 1133 Source Document or multifamily insurance compliance report Source Document.

If flood insurance is not required, as shown on the form 1133 Source Document or multifamily insurance compliance report Source Document, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use "No" for the "Flood Insurance (Y/N)" characteristic, even if the property insurance certificate Source Document indicates that flood insurance is in place.

11.
For the Mortgage Loans listed in Table A4, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use the information in the "Provided Value" column for the applicable characteristic listed in Table A4, even though the information in the "Provided Value" column did not agree with the information in the "Source Document Value" column that was shown on the applicable Source Document(s).

Table A4:
	Mortgage Loan	Characteristic	Source Document Value	Provided Value
	Aviator Apartment Homes	Flood Insurance(Y/N)	No	Yes
	Parkview Apartments	Flood Insurance (Y/N)	No	Yes
	Sawgrass Lake Estate	Flood Insurance (Y/N)	Yes	No

We performed no procedures to determine the accuracy, completeness or reasonableness of the information in the "Provided Value" column of Table A4 that was provided by Freddie Mac, on behalf of the Trust and Depositor.

Exhibit 1 to Attachment A Page 13 of 15

Notes:  (continued)

12.	Freddie Mac, on behalf of the Trust and Depositor, instructed us to use "Yes" for the "Seismic Insurance if PML >=20% (Y/N)" characteristic if:
	a.	The "PML (%)" characteristic on the Preliminary Data File is greater than or equal to 20%,
	b.	Earthquake insurance is required, as shown on the form 1133 Source Document or multifamily insurance compliance report Source Document and
	c.	Earthquake insurance is in place, as shown on the property insurance certificate Source Document.

If the "PML (%)" characteristic on the Preliminary Data File is less than 20% or is "N/A," Freddie Mac, on behalf of the Trust and Depositor, instructed us to use "No" for the "Seismic Insurance if PML >=20% (Y/N)" characteristic, even if the property insurance certificate Source Document indicates that earthquake insurance is in place.

13.
For the Mortgage Loan identified on the Preliminary Data File as "The Centre Apartment Homes" ("The Centre Apartment Homes Mortgage Loan"), the promissory note Source Document indicated that the borrower is "FPA4 Audubon, LLC." For the purpose of comparing the "Borrowing Entity" characteristic, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use "Centre Colorado Springs, LLC," based on a transfer of ownership memo, provided by Freddie Mac, on behalf of the Trust and Depositor.

Additionally, for The Centre Apartment Homes Mortgage Loan, the guaranty agreement Source Document indicated that the guarantors are "FPA Apartment Opportunity Fund IV, L.P.; FPA Apartment Opportunity Fund IV-A, L.P." For the purpose of comparing the "Bad Boy Indemnitor / Guarantor" and "Environmental Indemnitor (Name or N/A)" characteristics, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use "Todd Jaycox; Christopher Brennan; Karl Nyquist; P. David Pretzler," based on a transfer of ownership memo, provided by Freddie Mac, on behalf of the Trust and Depositor.

14.
For the purpose of comparing the "Seller/Servicer" characteristic, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use the "Originator" of the Mortgage Loan, as shown on the promissory note, mortgage/deed of trust or multifamily loan and security agreement Source Documents.

Exhibit 1 to Attachment A Page 14 of 15

Notes:  (continued)

15.
For the Mortgage Loans listed in Table A5, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use the information in the "Provided Value" column for the applicable characteristic listed in Table A5, even though the information in the "Provided Value" column did not agree with the information in the "Source Document Value" column that was shown on the applicable Source Document(s).

Table A5:
	Mortgage Loan	Characteristic	Source Document Value	Provided Value
	Plaza Maria Apartments	Seller/Servicer	Centerline Mortgage Partners, Inc.	Hunt Mortgage Partners, LLC
	Plaza Maria Apartments	Servicer Name	Centerline Mortgage Partners, Inc.	Hunt Mortgage Partners, LLC
	Plaza Maria Apartments	Beneficiary of Escrow & Reserve Interest Earnings	Centerline Mortgage Partners, Inc.	Hunt Mortgage Partners, LLC

We performed no procedures to determine the accuracy, completeness or reasonableness of the information in the "Provided Value" column of Table A5 that was provided by Freddie Mac, on behalf of the Trust and Depositor.

16.	For:
	a.	The Mortgage Loans on the Preliminary Data File for which the "Loan Amortization Type" characteristic on the Preliminary Data File is "Interest Only" (the "Interest Only Loans") and
	b.	The Mortgage Loans on the Preliminary Data File for which the "Loan Amortization Type" characteristic on the Preliminary Data File is "Partial IO" (the "Partial IO Loans"),

all of which all have an "Accrual Basis" of "Actual/360," as shown on the Preliminary Data File, Freddie Mac, on behalf of the Trust and Depositor, instructed us to recalculate the "Monthly Debt Service (IO)" characteristic as 1/12th of the product of:

		i.	Original Loan Amount,
		ii.	Gross Interest Rate and
		iii.	365/360.

For the Interest Only Loans, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use the "Monthly Debt Service (IO)" value on the Preliminary Data File for the "Monthly Debt Service Amount (Amortizing)" characteristic.

For the Mortgage Loans on the Preliminary Data File for which the "Loan Amortization Type" characteristic on the Preliminary Data File is "Balloon," Freddie Mac, on behalf of the Trust and Depositor, instructed us to use "N/A" for the "Monthly Debt Service (IO)" characteristic.

Exhibit 1 to Attachment A Page 15 of 15

Notes: (continued)

17.
For the purpose of comparing the "Prepayment Provision" characteristic for Mortgage Loans which permit defeasance, as shown on the applicable Source Documents, Freddie Mac, on behalf of the Trust and Depositor, instructed us to include all "Payment Dates" that occurred on or prior to the Cut-Off Date in the lockout period regardless of whether the Mortgage Loan was actually in a lockout period on those "Payment Dates."

18.
For the Mortgage Loan identified on the Preliminary Data File as "The Enclave At Brookside" ("The Enclave At Brookside Mortgage Loan"), Freddie Mac, on behalf of the Trust and Depositor, instructed us to assume that the "Required Stabilization Date" and "Cut-off Date," both as defined in the promissory note Source Document, have not been extended by the lender for the purpose of comparing the "Prepayment Provision" characteristic.

19.	For the purpose of comparing the "Cash Management (Description or N/A)" characteristic, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use the following definitions:
a.
Hard – a cash management administration method where the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account. Funds are then swept into a lender-controlled account.

b.
Springing – a cash management administration method where, at the origination of the Mortgage Loan, the tenants directly pay rents to the borrower or the management company who then deposits the rents into a lockbox account. Prior to a trigger event, the funds will be swept to a borrower-controlled account. Upon the occurrence of a trigger event, the funds will be swept to a lender-controlled account.

20.
For the purpose of comparing the "Lockbox (Y/N)" characteristic, Freddie Mac, on behalf of the Trust and Depositor, instructed us to use "Yes" if a clearing account was set up at the origination of the Mortgage Loan, as shown on the cash management agreement or lockbox agreement Source Documents.

21.
Freddie Mac, on behalf of the Trust and Depositor, indicated that the "Primary Servicing Fee" characteristic on the Preliminary Data File is described in the Draft Preliminary Information Circular as the sub-servicing fee.

22.
For the purpose of comparing the "Reserve/Escrow Information" characteristics, the "Servicing Tape" Source Document provided by Freddie Mac, on behalf of the Trust and Depositor, is a Microsoft Excel file labelled "K056 Servicer Escrow Template DISTRO.xlsx" that was provided on 15 July 2016.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Master Servicing Fee
Trustee Fee (see Note 1)
Master Servicing Surveillance Fee
Special Servicing Surveillance Fee
Rental Subsidy Indicator (Y/N)
Rental Subsidy Type
Energy STAR Score
Energy STAR Score Certified (Y/N)
Energy STAR Score Date
Environmental Insurance Expiration Date
Environmental Insurance Carrier (Name or N/A)
Environmental Insurance Carrier Rating
Environmental Insurance Coverage ($ or N/A)
Terrorism Insurance Expiration Date
Terrorism Insurance Carrier (Name or N/A)
Terrorism Insurance Carrier Rating
Terrorism Insurance Coverage ($ or N/A)
Terrorism Insurance Deductible ($ or N/A)
Property Insurance Expiration Date
Property Insurance Carrier (Name or N/A)
Property Insurance Carrier Rating
Property Insurance Coverage ($ or N/A)
Property Insurance Deductible ($ or N/A)
Liability Insurance Expiration Date
Liability Insurance Carrier (Name or N/A)
Liability Insurance Carrier Rating
Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)
Liability Insurance Deductible ($ or N/A)
CDCR (Combined DCR)
CLTV (Combined LTV)
Borrower Principal
Borrower/Principal Liquid Assets
Borrower/Principal Net Worth
Bankruptcy Description (Chapter # or N/A)

Notes:

1.
Freddie Mac, on behalf of the Trust and Depositor, indicated that the "Trustee Fee" of "0.0022%" per annum for each Mortgage Loan on the Preliminary Data File is comprised of a certificate administrator fee of 0.0015% per annum and a trustee fee of 0.0007% per annum.

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.